Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 3,323	€ 11,076
Other taxes, current assets	915	807
Other assets, current	1,399	938
Other current assets, total	5,637	12,821
Fair value of derivative financial instruments, non-current assets	46	129
Other taxes, non-current assets	137	157
Other assets, non-current	3,210	1,950
Other non-current assets, total	3,393	2,236
Fair value of derivatives financial instruments, current liabilities	2,414	9,042
Contract liabilities, current	437	1,145
Other taxes, current liabilities	1,811	1,463
Other liabilities, current	917	823
Other current liabilities, total	5,579	12,473
Fair value of derivatives financial instruments, non-current liabilities	153	286
Contract liabilities, non-current	691	706
Other taxes, non-current liabilities	16	34
Other liabilities, non-current	3,236	2,208
Other non-current liabilities, total	€ 4,096	€ 3,234